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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-06106

                          Pioneer Mid Cap Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31


Date of reporting period:  November 1, 2014 through April 30, 2015


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO STOCKHOLDERS.


                        Pioneer Mid Cap
                        Value Fund

--------------------------------------------------------------------------------
                        Semiannual Report | April 30, 2015
--------------------------------------------------------------------------------

                        Ticker Symbols:

                        Class A     PCGRX
                        Class C     PCCGX
                        Class K     PMCKX
                        Class R     PCMRX
                        Class Y     PYCGX

                        [LOGO] PIONEER
                               Investments(R)
                      visit us: us.pioneerinvestments.com

Table of Contents

President's Letter                                                             2

Portfolio Management Discussion                                                4

Portfolio Summary                                                              9

Prices and Distributions                                                      10

Performance Update                                                            11

Comparing Ongoing Fund Expenses                                               16

Schedule of Investments                                                       18

Financial Statements                                                          24

Notes to Financial Statements                                                 33

Trustees, Officers and Service Providers                                      41

                      Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/15 1

President's Letter

Dear Shareowner,

At mid-year, economic conditions and government policies around the world are far from homogeneous, and we expect them to continue to diverge. In the United States, an ongoing economic expansion has brought the unemployment rate down to levels where wage growth is likely to accelerate. Economic growth and fiscal austerity have dramatically reduced the Federal budget deficit, while very accommodative Federal Reserve System policies have kept interest rates exceptionally low. In Europe and Japan, cyclical economic recoveries/ expansions appear to be gaining traction, buttressed by aggressive quantitative easing policies of central banks as well as cheaper currencies. China's ongoing transition from an infrastructure investment-driven to a consumer-driven economy and the dramatic decline in the price of oil -- largely a result of U.S. "fracking" -- have benefited some countries while burdening others. On balance, though, the global economic outlook has continued to improve, although economic and geopolitical "storm clouds" remain.

Today's market environment presents numerous opportunities as well as challenges for investors. While we believe that the capital markets may already have priced in some recent trends, such as the U.S. dollar's appreciation against a basket of global currencies, it is worth noting that investment risks and opportunities are not always aligned with the economic outlook.

Since 1928, Pioneer's investment professionals have focused on identifying and capitalizing on the investment opportunities that present themselves in a variety of ever-changing economic and market conditions, including those we face today, while seeking to limit the risk of the permanent impairment of our clients' capital. Our ongoing goal is to deliver competitive returns consistent with our strategies' stated style and objectives and consistent with our shareholders' expectations over a range of market conditions. We believe our shareowners benefit from the experience and tenure of our investment teams, the insights generated from extensive research resources, and our commitment to prudent risk management.

2 Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/15

We encourage you to work with your financial advisor to develop an overall investment plan that addresses both your short- and long-term goals, and to implement such a plan in a disciplined manner, as we do when managing the assets our clients have entrusted to us.

We greatly appreciate your trust in us in the past and look forward to continuing to serve you in the future.

Sincerely,

/s/ Lisa M. Jones

Lisa M. Jones
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

                      Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/15 3

Portfolio Management Discussion | 4/30/15

In the following interview, Edward T. "Ned" Shadek, Jr. discusses the factors that affected the performance of Pioneer Mid Cap Value Fund during the six-month period ended April 30, 2015. Mr. Shadek, a senior vice president and portfolio manager at Pioneer, is responsible for the day-to-day management of the Fund.

Q   How did the Fund perform during the six-month period ended April 30, 2015?

A Pioneer Mid Cap Value Fund's Class A shares returned 2.56% at net asset value during the six-month period ended April 30, 2015, while the Fund's benchmark, the Russell Midcap Value Index (the Russell Index), returned 3.83%. During the same period, the average return of the 772 mutual funds in Lipper's Multi-Cap Core Funds category was 4.64%, and the average return of the 498 mutual funds in Morningstar's Mid-Cap Value Funds category was 4.75%.

Q How would you describe the market for equities during the six-month period ended April 30, 2015?

A The domestic stock market was quite choppy during the six-month period. As measured by the Standard & Poor's 500 Index (+4.39%) and the Fund's benchmark, the Russell Index (+3.83%), stocks went up and down at frequent intervals, ending the period with a modest total return. Throughout the period, investors, heeding signals from the Federal Reserve System (the
    Fed), were nervous about the prospect of higher interest rates. The sharp drop in the price of oil, which began just after the middle of 2014, continued during much of the six-month period and also created market anxiety, as opinions were mixed as to whether the decline was the consequence of greater production, particularly from shale fields in the United States, or was rather the result of slowing demand in a cooling global economy. Moreover, daily stories of geopolitical issues ranging from the Middle East and Africa to the Ukraine reminded investors of the ever-present and largely imponderable risks arising from international tension and instability. Greece and its financial woes also kept the markets on edge about the long-term prospects for the euro zone, and the faltering economies of Brazil, Venezuela, and Argentina affected investor sentiment about the emerging markets.

    During the six-month period, growth stocks, as measured by the Russell 1000 Growth Index (+6.54%), significantly outperformed value stocks, as measured by the Russell 1000 Value Index, which returned 2.89%. In an economy that was sending mixed signals about the sustainability of

4 Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/15 earnings, investors still favored companies which appeared able to achieve earnings growth. Hence, stocks in the biotechnology and information technology industries, in particular, attracted attention during the period, and some with particular promise fared especially well. Nonetheless, certain stocks in other industries also performed positively when investors perceived their prices to be supported by stable earnings potential.

Q The Fund underperformed the Russell Index during the six-month period ended April 30, 2015. Could you please discuss the most significant reasons for the Fund's benchmark-relative underperformance?

A The biggest factor, by far, in the Fund's underperformance of its benchmark during the period was stock selection in the materials sector. Materials firms, in general, have been hurt by the decline in oil and other commodity prices, and the Fund's position in U.S. Steel was the biggest detractor from benchmark-relative returns in the sector during the period. U.S. Steel's stock price collapsed primarily due to the decline in energy prices, as roughly 20% of the company's business serves the energy markets. We sold the stock from the portfolio before period end, but by that point the damage had been done.

    Stock selection results in health care and energy also detracted from the Fund's benchmark-relative returns during the period. In health care, the Fund's shares of Salix Pharmaceuticals hurt relative performance as the company experienced difficulties stemming from an accounting irregularity issue as well as the CFO's resignation. We sold the position during the period. In energy, Fund positions in Helix Energy and Precision Drilling were hurt by the steady decline in oil prices. We eliminated both holdings prior to period end.

    The worst-performing stock in the Fund's portfolio relative to the Russell Index during the period was education company DeVry, from the consumer discretionary sector. DeVry experienced a slowdown in the Brazilian and health care segments of its business, while the traditional DeVry University segment of the business continued to struggle. The Brazilian and health care segments of DeVry's business had been the drivers of the company's overall growth, and with the recent slowdowns - partly driven by a permanent reduction in education subsidies by the Brazilian government - we felt that the investment story on DeVry had changed enough to warrant a sale of the position.

                      Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/15 5

Q Which of your investment decisions or individual portfolio holdings aided the Fund's benchmark-relative performance during the six-month period ended April 30, 2015?

A Sector allocation decisions were generally positive for benchmark-relative returns during the period, particularly the Fund's overweights to consumer discretionary and health care and its slight underweight to energy.

    With regard to individual holdings, several stocks in consumer discretionary (with the obvious exception of DeVry) contributed to benchmark-relative returns. Among the top performers in the sector for the Fund during the period were Ross Stores and Office Depot. Ross Stores has continued to report solid quarterly results, while Office Depot's stock rose on the news that the company is slated to be acquired by Staples. Even though stock selection in health care, overall, hurt the Fund's benchmark-relative performance during the period, the portfolio did own some winners in the sector, including health insurers Aetna and Omnicare and pharmaceutical company Mallinckrodt. Aetna and Omnicare are managed-care firms that have been benefiting from new business brought about by the government's Affordable Care Act, while Mallinckrodt, which develops, manufactures and markets specialty pharmaceutical products and diagnostic imaging agents, beat earnings expectations for the fourth quarter of 2014; and in March 2015, it was announced that Mallinckrodt was acquiring Ikaria, a move that expands the company's footprint in the neonatal intensive care treatment area.

Q Did the Fund invest in any derivatives during the six-month period ended April 30, 2015?

A   No, the Fund held no derivatives during the period.

Q Could you discuss some of the changes you made to the Fund's portfolio during the six-month period ended April 30, 2015?

A As noted previously, we sold some of the Fund's positions which underperformed during the period, including DeVry, U.S. Steel, Helix and Precision Drilling. Two notable additions to the portfolio during the period were Towers Watson and Boston Scientific. Among the services provided by Towers Watson is the operation of private health care exchanges for employers. The exchanges allow companies to offer their employees access to several different health plan options, usually at a lesser overall cost than

6 Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/15 the company normally would incur by offering coverage through a specific insurance provider's plan. We added Boston Scientific to the portfolio because the company's previous legal issues have abated, and we think it should benefit from a new product cycle.

    Not much changed during the period in terms of the Fund's sector weights. The portfolio's biggest underweights relative to the Russell Index are in materials, financials and utilities. Materials is more of a technical underweight given the sector's struggles resulting from falling energy prices, while the underweights in financials and utilities are more structural in nature as the Russell Index's make up typically leans heavily towards the two sectors (especially financials). In addition, we believe interest rates, eventually, will rise, and both financials and utilities tend to be interest-rate-sensitive sectors. The portfolio's biggest overweights are in health care and consumer discretionary -- again, largely for structural reasons as the Russell Index typically has a smaller weighting in those sectors. Health care, however, has historically been a sector in which the Fund is overweight versus the benchmark, and the sector has performed quite well, in general, since the advent of the Affordable Care Act.

Q   What is your outlook?

A We believe the Fund's portfolio is well positioned for continued, if slower growth in the U.S. economy. We are still bearish on the energy sector and bullish on the consumer and health care sectors. We do not, however, invest based on macroeconomic factors. Instead, we remain focused on looking for what we believe are mispriced individual investment opportunities. Stock valuations are not as cheap as they were, but it is still possible to identify some good value stories. In addition, merger-and-acquisition activity remains at high levels, and so we believe the mid-cap space is a good place to be in the current environment.

                      Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/15 7

Please refer to the Schedule of Investments on pages 18-23 for a full listing of Fund securities.

Investments in mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

The portfolio invests in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.

When interest rates rise, the prices of fixed income securities in the fund will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the fund will generally rise.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

These risks may increase share price volatility.

Before investing, consider the product's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus or summary prospectus containing this information. Read it carefully.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. Past performance is no guarantee of future results.

8 Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/15

Portfolio Summary | 4/30/15

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                 94.2%
International Common Stocks                         5.8%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Financials                                         30.7%
Health Care                                        15.2%
Information Technology                             14.4%
Consumer Discretionary                             13.3%
Industrials                                        11.8%
Utilities                                           6.2%
Energy                                              3.5%
Materials                                           2.5%
Consumer Staples                                    2.4%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

  1.  United Continental Holdings, Inc.                                    1.93%
--------------------------------------------------------------------------------
  2.  Broadcom Corp.                                                       1.92
--------------------------------------------------------------------------------
  3.  Cardinal Health, Inc.                                                1.80
--------------------------------------------------------------------------------
  4.  Boston Scientific Corp.                                              1.75
--------------------------------------------------------------------------------
  5.  Zimmer Holdings, Inc.                                                1.70
--------------------------------------------------------------------------------
  6.  Humana, Inc.                                                         1.69
--------------------------------------------------------------------------------
  7.  The Hartford Financial Services Group, Inc.                          1.60
--------------------------------------------------------------------------------
  8.  Fortune Brands Home & Security, Inc.                                 1.58
--------------------------------------------------------------------------------
  9.  Voya Financial, Inc.                                                 1.58
--------------------------------------------------------------------------------
 10.  Omnicare, Inc.                                                       1.56
--------------------------------------------------------------------------------

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

                      Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/15 9

Prices and Distributions | 4/30/15

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
          Class                      4/30/15                      10/31/14
--------------------------------------------------------------------------------
            A                         $25.89                       $28.37
--------------------------------------------------------------------------------
            C                         $19.82                       $22.42
--------------------------------------------------------------------------------
            R                         $25.48                       $27.91
--------------------------------------------------------------------------------
            Y                         $27.42                       $29.91
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
          Class                      4/30/15                      3/2/15*
--------------------------------------------------------------------------------
            K                         $25.90                       $26.76
--------------------------------------------------------------------------------

Distributions per Share: 11/1/14-4/30/15
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            Net
                        Investment            Short-Term       Long-Term
       Class              Income            Capital Gains    Capital Gains
--------------------------------------------------------------------------------
         A               $0.1141               $0.3968          $2.6947
--------------------------------------------------------------------------------
         C               $    --               $0.3968          $2.6947
--------------------------------------------------------------------------------
         K               $    --               $    --          $    --
--------------------------------------------------------------------------------
         R               $0.0152               $0.3968          $2.6947
--------------------------------------------------------------------------------
         Y               $0.2054               $0.3968          $2.6947
--------------------------------------------------------------------------------

The Russell Midcap Value Index is an unmanaged index that measures the performance of U.S. mid-cap value stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" and "Value of $5 Million Investment" charts on pages 11-15.

* Class K shares commenced operations on March 2, 2015.

10 Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/15

Performance Update | 4/30/15                                      Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class A shares of Pioneer Mid Cap Value Fund at public offering price during the periods shown, compared to that of the Russell Midcap Value Index.

Average Annual Total Returns
(As of April 30, 2015)
--------------------------------------------------------------------------------
                     Net            Public         Russell
                     Asset          Offering       Midcap
                     Value          Price          Value
Period               (NAV)          (POP)          Index
--------------------------------------------------------------------------------
10 Years              7.09%         6.46%           9.77%
5 Years              10.63          9.33           14.57
1 Year                7.48          1.30            9.97
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated March 1, 2015)
--------------------------------------------------------------------------------
                     Gross
--------------------------------------------------------------------------------
                     1.04%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                    Pioneer Mid Cap           Russell Midcap
                                    Value Fund                Value Index
4/30/2005                           $ 9,425                   $10,000
4/30/2006                           $10,956                   $12,475
4/30/2007                           $12,841                   $14,927
4/30/2008                           $11,654                   $13,187
4/30/2009                           $ 8,079                   $ 8,339
4/30/2010                           $11,288                   $12,875
4/30/2011                           $13,044                   $15,429
4/30/2012                           $12,447                   $15,304
4/30/2013                           $13,795                   $18,925
4/30/2014                           $17,402                   $23,107
4/30/2015                           $18,703                   $25,411

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                     Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/15 11

Performance Update | 4/30/15                                      Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class C shares of Pioneer Mid Cap Value Fund during the periods shown, compared to that of the Russell Midcap Value Index.

Average Annual Total Returns
(As of April 30, 2015)
--------------------------------------------------------------------------------
                                                   Russell
                                                   Midcap
                     If             If             Value
Period               Held           Redeemed       Index
--------------------------------------------------------------------------------
10 Years             6.17%          6.17%           9.77%
5 Years              9.68           9.68           14.57
1 Year               6.56           6.56            9.97
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated March 1, 2015)
--------------------------------------------------------------------------------
                     Gross
--------------------------------------------------------------------------------
                     1.86%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                    Pioneer Mid Cap           Russell Midcap
                                    Value Fund                Value Index
4/30/2005                           $10,000                   $10,000
4/30/2006                           $11,526                   $12,475
4/30/2007                           $13,398                   $14,927
4/30/2008                           $12,055                   $13,187
4/30/2009                           $ 8,287                   $ 8,339
4/30/2010                           $11,470                   $12,875
4/30/2011                           $13,143                   $15,429
4/30/2012                           $12,430                   $15,304
4/30/2013                           $13,657                   $18,925
4/30/2014                           $17,085                   $23,107
4/30/2015                           $18,206                   $25,411

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

12 Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/15

Performance Update | 4/30/15                                      Class K Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class K shares of Pioneer Mid Cap Value Fund during the periods shown, compared to that of the Russell Midcap Value Index.

Average Annual Total Returns
(As of April 30, 2015)
--------------------------------------------------------------------------------
                     Net            Russell
                     Asset          Midcap
                     Value          Value
Period               (NAV)          Index
--------------------------------------------------------------------------------
10 Years              7.10%          9.77%
5 Years              10.64          14.57
1 Year                7.52           9.97
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated March 1, 2015)
--------------------------------------------------------------------------------
                     Gross
--------------------------------------------------------------------------------
                     0.62%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                    Pioneer Mid Cap           Russell Midcap
                                    Value Fund                Value Index
4/30/2005                           $10,000                   $10,000
4/30/2006                           $11,623                   $12,475
4/30/2007                           $13,622                   $14,927
4/30/2008                           $12,363                   $13,187
4/30/2009                           $ 8,570                   $ 8,339
4/30/2010                           $11,974                   $12,875
4/30/2011                           $13,838                   $15,429
4/30/2012                           $13,205                   $15,304
4/30/2013                           $14,634                   $18,925
4/30/2014                           $18,460                   $23,107
4/30/2015                           $19,849                   $25,411

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance shown for Class K shares for the period prior to the commencement of operations of Class K shares on March 2, 2015, is the net asset value performance of the Fund's Class A shares, which has not been restated to reflect any differences in expenses, including Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares generally are higher than those of Class K shares, the performance of Class K shares prior to their inception on March 2, 2015, would have been higher than the performance shown. For the period beginning March 2, 2015, the actual performance of Class K shares is reflected. Class K shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                     Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/15 13

Performance Update | 4/30/15                                      Class R Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class R shares of Pioneer Mid Cap Value Fund during the periods shown, compared to that of the Russell Midcap Value Index.

Average Annual Total Returns
(As of April 30, 2015)
--------------------------------------------------------------------------------
                     Net            Russell
                     Asset          Midcap
                     Value          Value
Period               (NAV)          Index
--------------------------------------------------------------------------------
10 Years              6.78%          9.77%
5 Years              10.28          14.57
1 Year                7.14           9.97
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated March 1, 2015)
--------------------------------------------------------------------------------
                     Gross
--------------------------------------------------------------------------------
                     1.43%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                    Pioneer Mid Cap           Russell Midcap
                                    Value Fund                Value Index
4/30/2005                           $10,000                   $10,000
4/30/2006                           $11,590                   $12,475
4/30/2007                           $13,557                   $14,927
4/30/2008                           $12,264                   $13,187
4/30/2009                           $ 8,478                   $ 8,339
4/30/2010                           $11,819                   $12,875
4/30/2011                           $13,632                   $15,429
4/30/2012                           $12,960                   $15,304
4/30/2013                           $14,315                   $18,925
4/30/2014                           $17,990                   $23,107
4/30/2015                           $19,274                   $25,411

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

14 Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/15

Performance Update | 4/30/15                                      Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Class Y shares of Pioneer Mid Cap Value Fund during the periods shown, compared to that of the Russell Midcap Value Index.

Average Annual Total Returns
(As of April 30, 2015)
--------------------------------------------------------------------------------
                     Net            Russell
                     Asset          Midcap
                     Value          Value
Period               (NAV)          Index
--------------------------------------------------------------------------------
10 Years              7.52%          9.77%
5 Years              11.04          14.57
1 Year                7.82           9.97
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated March 1, 2015)
--------------------------------------------------------------------------------
                     Gross
--------------------------------------------------------------------------------
                     0.67%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

                                    Pioneer Mid Cap           Russell Midcap
                                    Value Fund                Value Index
4/30/2005                           $ 5,000,000               $ 5,000,000
4/30/2006                           $ 5,835,250               $ 6,237,369
4/30/2007                           $ 6,866,198               $ 7,463,370
4/30/2008                           $ 6,253,898               $ 6,593,571
4/30/2009                           $ 4,357,911               $ 4,169,591
4/30/2010                           $ 6,113,776               $ 6,437,461
4/30/2011                           $ 7,092,950               $ 7,714,500
4/30/2012                           $ 6,797,231               $ 7,651,946
4/30/2013                           $ 7,562,774               $ 9,462,684
4/30/2014                           $ 9,573,979               $11,553,500
4/30/2015                           $10,322,523               $12,705,542

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                     Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/15 15

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value (divided by) $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Mid Cap Value Fund

Based on actual returns from November 1, 2014, through April 30, 2015.

----------------------------------------------------------------------------------------------
Share Class                   A             C              K              R              Y
----------------------------------------------------------------------------------------------
Beginning Account         $1,000.00     $1,000.00      $1,000.00      $1,000.00      $1,000.00
Value on 11/1/14*
----------------------------------------------------------------------------------------------
Ending Account            $1,025.60     $1,021.40      $  967.90      $1,024.10      $1,027.00
Value (after expenses)
On 4/30/15
----------------------------------------------------------------------------------------------
Expenses Paid             $    5.12     $    9.37      $    1.00      $    6.32      $    3.52
During Period**
----------------------------------------------------------------------------------------------

* Period begins on March 2, 2015 (commencement of operations) for Class K shares.
** Expenses are equal to the Fund's annualized net expense ratio of 1.02%, 1.87%, 0.62%, 1.26%, and 0.70% for Class A, Class C, Class K, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (60/365 for Class K shares) (to reflect the partial year period).

16 Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/15

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Mid Cap Value Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from November 1, 2014, through April 30, 2015.

---------------------------------------------------------------------------------------------
Share Class                    A             C             K              R             Y
---------------------------------------------------------------------------------------------
Beginning Account         $1,000.00     $1,000.00      $1,001.00      $1,000.00     $1,000.00
Value on 11/1/14*
---------------------------------------------------------------------------------------------
Ending Account            $1,019.74     $1,015.52      $1,007.20      $1,018.55     $1,021.32
Value (after expenses)
On 4/30/15
---------------------------------------------------------------------------------------------
Expenses Paid             $    5.11     $    9.35      $    1.02      $    6.31     $    3.51
During Period**
---------------------------------------------------------------------------------------------

* Period begins on March 2, 2015 (commencement of operations) for Class K shares.
** Expenses are equal to the Fund's annualized net expense ratio of 1.02%, 1.87%, 0.62%, 1.26%, and 0.70% for Class A, Class C, Class K, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (60/365 for Class K shares) (to reflect the partial year period).

                     Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/15 17

Schedule of Investments | 4/30/15 (unaudited)

--------------------------------------------------------------------------------------
Shares                                                                  Value
--------------------------------------------------------------------------------------
                 COMMON STOCKS -- 100.0%
                 ENERGY -- 3.6%
                 Oil & Gas Drilling -- 0.8%
     116,176     Helmerich & Payne, Inc.                                $    9,058,243
--------------------------------------------------------------------------------------
                 Oil & Gas Equipment & Services -- 0.9%
     165,878     Cameron International Corp.*                           $    9,093,432
--------------------------------------------------------------------------------------
                 Oil & Gas Exploration & Production -- 1.9%
     289,274     Cabot Oil & Gas Corp.                                  $    9,783,247
      87,049     Cimarex Energy Co.                                         10,828,896
                                                                        --------------
                                                                        $   20,612,143
                                                                        --------------
                 Total Energy                                           $   38,763,818
--------------------------------------------------------------------------------------
                 MATERIALS -- 2.1%
                 Forest Products -- 0.8%
     527,396     Louisiana-Pacific Corp.*                               $    8,037,515
--------------------------------------------------------------------------------------
                 Paper Products -- 1.3%
     265,687     International Paper Co.                                $   14,272,706
                                                                        --------------
                 Total Materials                                        $   22,310,221
--------------------------------------------------------------------------------------
                 CAPITAL GOODS -- 5.9%
                 Aerospace & Defense -- 0.9%
      79,497     Huntington Ingalls Industries, Inc.                    $   10,461,010
--------------------------------------------------------------------------------------
                 Building Products -- 3.4%
     385,521     Fortune Brands Home & Security, Inc.                   $   17,194,237
     289,918     Owens Corning*                                             11,208,230
     311,709     USG Corp.*                                                  8,272,757
                                                                        --------------
                                                                        $   36,675,224
--------------------------------------------------------------------------------------
                 Electrical Components & Equipment -- 1.6%
     173,537     Generac Holdings, Inc.                                 $    7,234,758
     131,195     Regal Beloit Corp.                                         10,259,449
                                                                        --------------
                                                                        $   17,494,207
                                                                        --------------
                 Total Capital Goods                                    $   64,630,441
--------------------------------------------------------------------------------------
                 COMMERCIAL SERVICES & SUPPLIES -- 2.7%
                 Office Services & Supplies -- 0.7%
     436,483     Steelcase, Inc.                                        $    7,669,006
--------------------------------------------------------------------------------------
                 Human Resource & Employment Services -- 2.0%
     179,738     ManpowerGroup, Inc.                                    $   15,337,044
      50,809     Towers Watson & Co.                                         6,447,916
                                                                        --------------
                                                                        $   21,784,960
                                                                        --------------
                 Total Commercial Services & Supplies                   $   29,453,966
--------------------------------------------------------------------------------------
                 TRANSPORTATION -- 3.2%
                 Airlines -- 1.9%
     350,383     United Continental Holdings, Inc.*                     $   20,931,877
--------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

18 Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/15

--------------------------------------------------------------------------------------
Shares                                                                  Value
--------------------------------------------------------------------------------------
                 Trucking -- 1.3%
     148,011     Ryder System, Inc.                                     $   14,114,329
                                                                        --------------
                 Total Transportation                                   $   35,046,206
--------------------------------------------------------------------------------------
                 AUTOMOBILES & COMPONENTS -- 2.5%
                 Auto Parts & Equipment -- 1.0%
     197,704     Tenneco, Inc.*                                         $   11,555,799
--------------------------------------------------------------------------------------
                 Tires & Rubber -- 1.5%
     563,527     The Goodyear Tire & Rubber Co.                         $   15,984,443
                                                                        --------------
                 Total Automobiles & Components                         $   27,540,242
--------------------------------------------------------------------------------------
                 CONSUMER DURABLES & APPAREL -- 4.0%
                 Homebuilding -- 1.4%
     336,249     Lennar Corp.                                           $   15,400,204
--------------------------------------------------------------------------------------
                 Household Appliances -- 1.1%
      66,143     Whirlpool Corp.                                        $   11,614,711
--------------------------------------------------------------------------------------
                 Housewares & Specialties -- 1.5%
     319,896     Jarden Corp.*                                          $   16,372,277
                                                                        --------------
                 Total Consumer Durables & Apparel                      $   43,387,192
--------------------------------------------------------------------------------------
                 CONSUMER SERVICES -- 0.8%
                 Specialized Consumer Services -- 0.8%
     277,197     H&R Block, Inc.                                        $    8,382,437
                                                                        --------------
                 Total Consumer Services                                $    8,382,437
--------------------------------------------------------------------------------------
                 RETAILING -- 6.0%
                 Department Stores -- 2.5%
     192,749     Kohl's Corp.                                           $   13,810,466
     201,706     Macy's, Inc.                                               13,036,259
                                                                        --------------
                                                                        $   26,846,725
--------------------------------------------------------------------------------------
                 Apparel Retail -- 1.3%
     146,771     Ross Stores, Inc.                                      $   14,512,716
--------------------------------------------------------------------------------------
                 Specialty Stores -- 2.2%
   1,277,017     Office Depot, Inc.*                                    $   11,774,097
     396,226     Sally Beauty Holdings, Inc.*                               12,366,213
                                                                        --------------
                                                                        $   24,140,310
                                                                        --------------
                 Total Retailing                                        $   65,499,751
--------------------------------------------------------------------------------------
                 FOOD, BEVERAGE & TOBACCO -- 2.5%
                 Agricultural Products -- 1.2%
     161,535     Ingredion, Inc.                                        $   12,825,879
--------------------------------------------------------------------------------------
                 Packaged Foods & Meats -- 1.3%
     119,072     The JM Smucker Co.                                     $   13,802,826
                                                                        --------------
                 Total Food, Beverage & Tobacco                         $   26,628,705
--------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                     Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/15 19

--------------------------------------------------------------------------------------
Shares                                                                  Value
--------------------------------------------------------------------------------------
                 HEALTH CARE EQUIPMENT & SERVICES -- 11.3%
                 Health Care Equipment -- 3.4%
   1,065,566     Boston Scientific Corp.*                               $   18,988,386
     167,852     Zimmer Holdings, Inc.                                      18,436,864
                                                                        --------------
                                                                        $   37,425,250
--------------------------------------------------------------------------------------
                 Health Care Distributors -- 1.8%
     231,090     Cardinal Health, Inc.                                  $   19,490,131
--------------------------------------------------------------------------------------
                 Health Care Services -- 3.0%
     192,370     Omnicare, Inc.                                         $   16,924,713
     212,519     Quest Diagnostics, Inc.                                    15,178,107
                                                                        --------------
                                                                        $   32,102,820
--------------------------------------------------------------------------------------
                 Managed Health Care -- 3.1%
     145,797     Aetna, Inc.                                            $   15,581,325
     110,682     Humana, Inc.                                               18,328,939
                                                                        --------------
                                                                        $   33,910,264
                                                                        --------------
                 Total Health Care Equipment & Services                 $  122,928,465
--------------------------------------------------------------------------------------
                 PHARMACEUTICALS, BIOTECHNOLOGY & LIFE
                 SCIENCES -- 4.0%
                 Pharmaceuticals -- 4.0%
     153,067     Endo International Plc                                 $   12,867,577
      76,273     Jazz Pharmaceuticals Plc*                                  13,629,985
     145,088     Mallinckrodt Plc*                                          16,421,060
                                                                        --------------
                                                                        $   42,918,622
                                                                        --------------
                 Total Pharmaceuticals, Biotechnology & Life Sciences   $   42,918,622
--------------------------------------------------------------------------------------
                 BANKS -- 6.4%
                 Regional Banks -- 6.4%
     508,463     Cathay General Bancorp                                 $   14,531,873
     803,939     First Horizon National Corp.                               11,456,131
   1,446,465     Huntington Bancshares, Inc./OH                             15,708,610
     786,000     KeyCorp                                                    11,357,700
   1,705,194     Regions Financial Corp.                                    16,762,057
                                                                        --------------
                                                                        $   69,816,371
                                                                        --------------
                 Total Banks                                            $   69,816,371
--------------------------------------------------------------------------------------
                 DIVERSIFIED FINANCIALS -- 6.8%
                 Other Diversified Financial Services -- 1.6%
     403,921     Voya Financial, Inc.                                   $   17,102,015
--------------------------------------------------------------------------------------
                 Specialized Finance -- 1.5%
     344,450     The NASDAQ OMX Group, Inc.                             $   16,750,604
--------------------------------------------------------------------------------------
                 Consumer Finance -- 1.2%
     663,141     Navient Corp.                                          $   12,957,775
--------------------------------------------------------------------------------------
                 Asset Management & Custody Banks -- 1.3%
     110,709     Ameriprise Financial, Inc.                             $   13,869,624
--------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

20 Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/15

--------------------------------------------------------------------------------------
Shares                                                                  Value
--------------------------------------------------------------------------------------
                 Investment Banking & Brokerage -- 1.2%
     248,113     Lazard, Ltd.                                           $   13,157,432
                                                                        --------------
                 Total Diversified Financials                           $   73,837,450
--------------------------------------------------------------------------------------
                 INSURANCE -- 8.4%
                 Life & Health Insurance -- 2.4%
     260,614     Lincoln National Corp.                                 $   14,722,085
     319,338     Unum Group                                                 10,908,586
                                                                        --------------
                                                                        $   25,630,671
--------------------------------------------------------------------------------------
                 Multi-line Insurance -- 1.6%
     426,548     The Hartford Financial Services Group, Inc.            $   17,390,362
--------------------------------------------------------------------------------------
                 Property & Casualty Insurance -- 3.0%
     188,395     The Allstate Corp.                                     $   13,123,596
     170,666     The Hanover Insurance Group, Inc.                          11,702,568
     212,866     XL Group Plc                                                7,893,071
                                                                        --------------
                                                                        $   32,719,235
--------------------------------------------------------------------------------------
                 Reinsurance -- 1.4%
     165,897     Reinsurance Group of America, Inc.                     $   15,199,483
                                                                        --------------
                 Total Insurance                                        $   90,939,751
--------------------------------------------------------------------------------------
                 REAL ESTATE -- 9.1%
                 Diversified REIT -- 1.1%
     612,862     Duke Realty Corp.                                      $   12,140,796
--------------------------------------------------------------------------------------
                 Hotel & Resort REIT -- 1.0%
       5,420     Hospitality Properties Trust                           $      163,034
     240,445     Pebblebrook Hotel Trust                                    10,324,708
                                                                        --------------
                                                                        $   10,487,742
--------------------------------------------------------------------------------------
                 Office REIT -- 0.8%
     331,780     Corporate Office Properties Trust                      $    8,755,674
--------------------------------------------------------------------------------------
                 Retail REIT -- 1.8%
     401,432     General Growth Properties, Inc.                        $   10,999,237
     365,542     Kimco Realty Corp.                                          8,809,562
                                                                        --------------
                                                                        $   19,808,799
--------------------------------------------------------------------------------------
                 Specialized REIT -- 2.9%
     299,504     Corrections Corp of America                            $   11,018,752
     276,383     The GEO Group, Inc.                                        10,778,937
     315,023     Weyerhaeuser Co.                                            9,926,375
                                                                        --------------
                                                                        $   31,724,064
--------------------------------------------------------------------------------------
                 Real Estate Services -- 1.5%
      97,442     Jones Lang LaSalle, Inc.                               $   16,181,219
                                                                        --------------
                 Total Real Estate                                      $   99,098,294
--------------------------------------------------------------------------------------
                 SOFTWARE & SERVICES -- 3.8%
                 IT Consulting & Other Services -- 1.4%
     289,087     Amdocs, Ltd.                                           $   15,920,021
--------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                     Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/15 21

--------------------------------------------------------------------------------------
Shares                                                                  Value
--------------------------------------------------------------------------------------
                 Data Processing & Outsourced Services -- 2.4%
     228,181     Fidelity National Information Services, Inc.           $   14,259,031
     293,807     Total System Services, Inc.                                11,623,005
                                                                        --------------
                                                                        $   25,882,036
                                                                        --------------
                 Total Software & Services                              $   41,802,057
--------------------------------------------------------------------------------------
                 TECHNOLOGY HARDWARE & EQUIPMENT -- 3.0%
                 Communications Equipment -- 1.8%
     379,858     Ciena Corp.*                                           $    8,090,975
     873,627     Polycom, Inc.*                                             11,400,832
                                                                        --------------
                                                                        $   19,491,807
--------------------------------------------------------------------------------------
                 Electronic Manufacturing Services -- 1.2%
     142,602     IPG Photonics Corp.                                    $   12,631,685
                                                                        --------------
                 Total Technology Hardware & Equipment                  $   32,123,492
--------------------------------------------------------------------------------------
                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 7.6%
                 Semiconductors -- 7.6%
     471,985     Broadcom Corp.                                         $   20,864,097
     859,734     Intersil Corp.                                             11,477,449
   1,059,150     Marvell Technology Group, Ltd.                             14,838,692
     332,041     Microsemi Corp.*                                           11,076,888
     607,085     NVIDIA Corp.                                               13,474,252
     931,059     ON Semiconductor Corp.*                                    10,725,800
                                                                        --------------
                                                                        $   82,457,178
                                                                        --------------
                 Total Semiconductors & Semiconductor Equipment         $   82,457,178
--------------------------------------------------------------------------------------
                 UTILITIES -- 6.3%
                 Electric Utilities -- 5.3%
     195,528     Edison International                                   $   11,915,476
     223,531     Eversource Energy                                          10,899,372
     168,533     Pinnacle West Capital Corp.                                10,314,220
     462,226     PNM Resources, Inc.                                        12,840,638
     296,702     Westar Energy, Inc.                                        11,170,830
                                                                        --------------
                                                                        $   57,140,536
--------------------------------------------------------------------------------------
                 Multi-Utilities -- 1.0%
     267,025     Public Service Enterprise Group, Inc.                  $   11,092,218
                                                                        --------------
                 Total Utilities                                        $   68,232,754
--------------------------------------------------------------------------------------
                 TOTAL COMMON STOCKS
                 (Cost $900,998,068)                                    $1,085,797,413
--------------------------------------------------------------------------------------
                 TOTAL INVESTMENT IN SECURITIES -- 100.0%
                 (Cost $900,998,068) (a)                                $1,085,797,413
--------------------------------------------------------------------------------------
                 OTHER ASSETS & LIABILITIES -- 0.0%                     $      121,148
--------------------------------------------------------------------------------------
                 TOTAL NET ASSETS -- 100.0%                             $1,085,918,561
======================================================================================

The accompanying notes are an integral part of these financial statements.

22 Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/15

*           Non-income producing security.

REIT        Real Estate Investment Trust.

(a) At April 30, 2015, the net unrealized appreciation on investments based on cost for federal income tax purposes of $901,551,670 was as follows:

              Aggregate gross unrealized appreciation for all investments in which
                 there is an excess of value over tax cost                            $ 197,138,292

              Aggregate gross unrealized depreciation for all investments in which
                 there is an excess of tax cost over value                              (12,892,549)
                                                                                      -------------
              Net unrealized appreciation                                             $ 184,245,743
                                                                                      =============

Purchases and sales of securities (excluding temporary cash investments) for the six months ended April 30, 2015, aggregated $524,683,353 and $609,451,674, respectively.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

      Level 1 - quoted prices in active markets for identical securities.

      Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements -- Note 1A.

      Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments) See Notes to Financial Statements -- Note 1A.

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3.

The following is a summary of the inputs used as of April 30, 2015, in valuing the Portfolio's investments:

--------------------------------------------------------------------------------
                     Level 1             Level 2     Level 3      Total
--------------------------------------------------------------------------------
Common Stocks        $1,085,797,413      $--         $--          $1,085,797,413
--------------------------------------------------------------------------------
Total                $1,085,797,413      $--         $--          $1,085,797,413
================================================================================

During the six months ended April 30, 2015, there were no transfers between Levels 1, 2 and 3.

The accompanying notes are an integral part of these financial statements.

                     Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/15 23

Statement of Assets and Liabilities | 4/30/15 (unaudited)

ASSETS:
  Investment in securities (cost $900,998,068)                    $1,085,797,413
  Cash                                                                   622,066
  Receivables --
     Investment securities sold                                       12,006,120
     Fund shares sold                                                    450,498
     Dividends                                                           526,501
  Prepaid expenses                                                        61,086
--------------------------------------------------------------------------------
       Total assets                                               $1,099,463,684
--------------------------------------------------------------------------------
LIABILITIES:
  Payables --
     Investment securities purchased                              $   12,746,740
     Fund shares repurchased                                             543,243
     Dividends                                                               216
  Due to affiliates                                                      186,247
  Trustee fees                                                             4,701
  Accrued expenses                                                        63,976
--------------------------------------------------------------------------------
        Total liabilities                                         $   13,545,123
--------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                 $  849,884,771
  Undistributed net investment income                                  1,998,332
  Accumulated net realized gain on investments                        49,236,113
  Net unrealized appreciation on investments                         184,799,345
--------------------------------------------------------------------------------
       Total net assets                                           $1,085,918,561
================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $932,602,013/36,023,437 shares)               $        25.89
  Class C (based on $67,754,556/3,417,828 shares)                 $        19.82
  Class K (based on $26,442,725/1,020,888 shares)                 $        25.90
  Class R (based on $23,899,219/937,834 shares)                   $        25.48
  Class Y (based on $35,220,048/1,284,292 shares)                 $        27.42
MAXIMUM OFFERING PRICE:
  Class A ($25.89 (divided by) 94.25%)                            $        27.47
================================================================================

The accompanying notes are an integral part of these financial statements.

24 Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/15

Statement of Operations (unaudited)

For the Six Months Ended 4/30/15

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $13,889)             $ 9,374,027
  Interest                                                                 175
----------------------------------------------------------------------------------------------
         Total investment income                                                 $  9,374,202
----------------------------------------------------------------------------------------------
EXPENSES:
  Management fees
     Basic Fee                                                     $ 3,770,405
     Performance Adjustment                                           (558,990)
  Transfer agent fees and expenses
     Class A                                                           430,791
     Class B*                                                            1,864
     Class C                                                            26,033
     Class R                                                             3,274
     Class Y                                                             1,029
  Distribution fees
     Class A                                                         1,199,541
     Class B*                                                            3,148
     Class C                                                           347,250
     Class R                                                            64,522
  Shareholders communication expense                                   349,264
  Administrative reimbursements                                        159,914
  Custodian fees                                                        13,832
  Registration fees                                                     37,071
  Professional fees                                                     38,489
  Printing expense                                                      11,629
  Fees and expenses of nonaffiliated Trustees                           25,344
  Miscellaneous                                                         43,349
----------------------------------------------------------------------------------------------
     Total expenses                                                              $  5,967,759
----------------------------------------------------------------------------------------------
         Net investment income                                                   $  3,406,443
----------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN/LOSS ON INVESTMENTS:
  Net realized gain on investments                                               $ 50,421,960
----------------------------------------------------------------------------------------------
  Change in net unrealized depreciation on investments                           $(23,964,060)
----------------------------------------------------------------------------------------------
  Net gain on investments                                                        $ 26,457,900
----------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                           $ 29,864,343
==============================================================================================

* Class B shares converted to Class A shares on November 10, 2014.

The accompanying notes are an integral part of these financial statements.

                     Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/15 25

Statements of Changes in Net Assets

---------------------------------------------------------------------------------------------
                                                             Six Months
                                                             Ended
                                                             4/30/15          Year Ended
                                                             (unaudited)      10/31/14
---------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                        $    3,406,443   $    6,143,728
Net realized gain on investments                                 50,421,960      124,071,571
Change in net unrealized appreciation (depreciation)
  on investments                                                (23,964,060)      31,134,998
---------------------------------------------------------------------------------------------
      Net increase in net assets resulting from operations   $   29,864,343   $  161,350,297
---------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
      Class A ($0.11 and $0.11 per share, respectively)      $   (4,257,903)  $   (3,891,750)
      Class R ($0.02 and $0.01 per share, respectively)             (15,904)          (9,052)
      Class Y ($0.21 and $0.19 per share, respectively)            (549,140)        (666,136)
Net realized gain:
      Class A ($3.09 and $2.80 per share, respectively)        (104,525,299)     (90,940,501)
      Class B* ($0.00 and $2.80 per share, respectively)                 --       (2,007,706)
      Class C ($3.09 and $2.80 per share, respectively)          (9,470,701)      (8,103,222)
      Class R ($3.09 and $2.80 per share, respectively)          (2,936,242)      (2,811,937)
      Class Y ($3.09 and $2.80 per share, respectively)          (8,035,558)      (9,595,620)
---------------------------------------------------------------------------------------------
          Total distributions to shareowners                 $ (129,790,747)  $ (118,025,924)
=============================================================================================
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale or exchange of shares                 $   78,876,611   $  123,436,264
Reinvestment of distributions                                   118,401,670      104,251,661
Cost of shares repurchased                                     (158,536,320)    (232,696,517)
---------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets resulting from
          Fund share transactions                            $   38,741,961   $   (5,008,592)
---------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets                  $  (61,184,443)  $   38,315,781
NET ASSETS:
Beginning of period                                           1,147,103,004    1,108,787,223
---------------------------------------------------------------------------------------------
End of period                                                $1,085,918,561   $1,147,103,004
---------------------------------------------------------------------------------------------
Undistributed net investment income                          $    1,998,332   $    3,414,836
=============================================================================================

* Class B shares converted to Class A shares on November 10, 2014.

The accompanying notes are an integral part of these financial statements.

26 Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/15

--------------------------------------------------------------------------------------------
                                '15 Shares   '15 Amount
                                (unaudited)  (unaudited)       '14 Shares   '14 Amount
--------------------------------------------------------------------------------------------
Class A
Shares sold                      1,321,773   $   35,752,922     2,769,446   $    75,962,890
Reinvestment of distributions    3,998,482   $  103,987,959     3,595,740        90,364,374
Less shares repurchased         (3,001,361)     (79,575,602)   (5,387,957)     (145,895,879)
--------------------------------------------------------------------------------------------
      Net increase               2,318,894   $   60,165,279       977,229   $    20,431,385
============================================================================================
Class B*
Shares sold or exchanged                --   $           --        16,130   $       347,299
Reinvestment of distributions           --               --        97,319         1,944,430
Less shares repurchased           (512,636)     (11,549,516)     (353,089)       (7,549,453)
--------------------------------------------------------------------------------------------
      Net decrease                (512,636)  $  (11,549,516)     (239,640)  $    (5,257,724)
============================================================================================
Class C
Shares sold                        321,422   $    6,502,726       430,750   $     9,147,774
Reinvestment of distributions      396,519        7,886,763       341,403         6,800,781
Less shares repurchased           (381,153)      (7,772,976)     (664,238)      (14,314,064)
--------------------------------------------------------------------------------------------
      Net increase                 336,788   $    6,616,513       107,915   $     1,634,491
============================================================================================
Class K**
Shares sold                      1,124,866   $   29,707,834            --   $            --
Reinvestment of distributions           --               --            --                --
Less shares repurchased           (103,978)      (2,770,765)           --                --
--------------------------------------------------------------------------------------------
      Net increase               1,020,888   $   26,937,069            --   $            --
============================================================================================
Class R
Shares sold                         92,575   $    2,413,604       183,921   $     4,929,817
Reinvestment of distributions      112,731        2,876,089       109,128         2,695,581
Less shares repurchased           (231,701)      (6,051,228)     (345,149)       (9,131,531)
--------------------------------------------------------------------------------------------
      Net decrease                 (26,395)  $     (761,535)      (52,100)  $    (1,506,133)
============================================================================================
Class Y
Shares sold                        158,202   $    4,499,525     1,141,940   $    33,048,484
Reinvestment of distributions      132,253        3,650,859        92,374         2,446,495
Less shares repurchased         (1,799,457)     (50,816,233)   (1,945,353)      (55,805,590)
--------------------------------------------------------------------------------------------
      Net decrease              (1,509,002)  $  (42,665,849)     (711,039)  $   (20,310,611)
============================================================================================

*  Class B shares converted to Class A shares on November 10, 2014.

** Class K shares commenced operations on March 2, 2015.

The accompanying notes are an integral part of these financial statements.

                     Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/15 27

Financial Highlights

---------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                             Ended        Year       Year       Year       Year       Year
                                                             4/30/15      Ended      Ended      Ended      Ended      Ended
                                                             (unaudited)  10/31/14   10/31/13   10/31/12   10/31/11   10/31/10
---------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                         $  28.37     $  27.42   $  21.12   $  19.92   $  19.81   $    16.91
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                              $   0.08     $   0.15   $   0.18   $   0.19   $   0.17   $     0.12
   Net realized and unrealized gain (loss) on investments        0.64         3.71       6.30       1.21       0.04         2.90
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations           $   0.72     $   3.86   $   6.48   $   1.40   $   0.21   $     3.02
---------------------------------------------------------------------------------------------------------------------------------
Distribution to shareowners:
   Net investment income                                     $  (0.11)    $  (0.11)  $  (0.18)  $  (0.20)  $  (0.10)  $    (0.12)
   Net realized gain                                            (3.09)       (2.80)        --         --         --           --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                          $  (3.20)    $  (2.91)  $  (0.18)  $  (0.20)  $  (0.10)  $    (0.12)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $  (2.48)    $   0.95   $   6.30   $   1.20   $   0.11   $     2.90
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $  25.89     $  28.37   $  27.42   $  21.12   $  19.92   $    19.81
=================================================================================================================================
Total return*                                                    2.56%       15.47%     30.91%      7.07%      1.04%       17.96%
Ratio of net expenses to average net assets                      1.02%**      1.04%      1.05%      1.09%      1.12%        1.23%
Ratio of net investment income (loss) to average net assets      0.64%**      0.58%      0.73%      0.88%      0.78%        0.61%
Portfolio turnover rate                                            93%**        61%        93%        87%        72%          89%
Net assets, end of period (in thousands)                     $932,602     $956,082   $897,374   $779,161   $879,872   $1,005,305
=================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

**  Annualized.

The accompanying notes are an integral part of these financial statements.

28 Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/15

---------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                             Ended         Year        Year       Year      Year        Year
                                                             4/30/15       Ended       Ended      Ended     Ended       Ended
                                                             (unaudited)   10/31/14    10/31/13   10/31/12  10/31/11    10/31/10
---------------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                         $  22.42      $  22.33    $ 17.24    $ 16.29   $  16.26    $ 13.92
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                              $  (0.01)     $  (0.05)   $ (0.02)   $  0.02   $  (0.01)   $ (0.04)
   Net realized and unrealized gain (loss) on investments        0.50          2.94       5.14       0.98       0.04       2.39
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations           $   0.49      $   2.89    $  5.12    $  1.00   $   0.03    $  2.35
---------------------------------------------------------------------------------------------------------------------------------
Distribution to shareowners:
   Net investment income                                     $     --      $     --    $ (0.03)   $ (0.05)  $     --    $ (0.01)
   Net realized gain                                            (3.09)        (2.80)        --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                          $  (3.09)     $  (2.80)   $ (0.03)   $ (0.05)  $     --    $ (0.01)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $  (2.60)     $   0.09    $  5.09    $  0.95   $   0.03    $  2.34
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $  19.82      $  22.42    $ 22.33    $ 17.24   $  16.29    $ 16.26
=================================================================================================================================
Total return*                                                    2.14%        14.50%     29.74%      6.15%      0.19%     16.88%
Ratio of net expenses to average net assets                      1.87%**       1.86%      1.94%      1.94%      1.98%      2.13%
Ratio of net investment income (loss) to average net assets     (0.21)%**     (0.24)%    (0.15)%     0.04%     (0.08)%    (0.29)%
Portfolio turnover rate                                            93%**         61%        93%        87%        72%        89%
Net assets, end of period (in thousands)                     $ 67,755      $ 69,090    $66,390    $60,858   $ 72,873    $86,750
=================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

**  Annualized.

The accompanying notes are an integral part of these financial statements.

                     Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/15 29

--------------------------------------------------------------------------------
                                                                   3/2/15 to
                                                                   4/30/15
                                                                   (unaudited)
--------------------------------------------------------------------------------
Class K
Net asset value, beginning of period                               $  26.76
--------------------------------------------------------------------------------
Increase (decrease) from investment operations:
  Net investment income (loss)                                     $   0.02
  Net realized and unrealized gain (loss) on investments              (0.88)
--------------------------------------------------------------------------------
Net increase (decrease) from investment operations                 $  (0.86)
--------------------------------------------------------------------------------
Distribution to shareowners:
  Net investment income                                            $     --
Net realized gain                                                        --
--------------------------------------------------------------------------------
Total distributions                                                $     --
--------------------------------------------------------------------------------
Net increase (decrease) in net asset value                         $  (0.86)
--------------------------------------------------------------------------------
Net asset value, end of period                                     $  25.90
================================================================================
Total return*                                                         (3.21)%***
Ratio of net expenses to average net assets                            0.62%**
Ratio of net investment income (loss) to average net assets            0.83%**
Portfolio turnover rate                                                  93%**
Net assets, end of period (in thousands)                           $ 26,443
================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

**  Annualized.

*** Not annualized.

The accompanying notes are an integral part of these financial statements.

30 Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/15

--------------------------------------------------------------------------------------------------------------------------
                                                              Six Months
                                                              Ended       Year      Year      Year      Year      Year
                                                              4/30/15     Ended     Ended     Ended     Ended     Ended
                                                              (unaudited) 10/31/14  10/31/13  10/31/12  10/31/11  10/31/10
--------------------------------------------------------------------------------------------------------------------------
Class R
Net asset value, beginning of period                          $ 27.91     $ 27.02   $ 20.78   $ 19.58   $ 19.48   $ 16.66
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                               $  0.06     $  0.07   $  0.13   $  0.18   $  0.10   $  0.05
   Net realized and unrealized gain (loss) on investments        0.62        3.63      6.18      1.14      0.05      2.87
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations            $  0.68     $  3.70   $  6.31   $  1.32   $  0.15   $  2.92
--------------------------------------------------------------------------------------------------------------------------
Distribution to shareowners:
   Net investment income                                      $ (0.02)    $ (0.01)  $ (0.07)  $ (0.12)  $ (0.05)  $ (0.10)
   Net realized gain                                            (3.09)      (2.80)       --        --        --        --
--------------------------------------------------------------------------------------------------------------------------
Total distributions                                           $ (3.11)    $ (2.81)  $ (0.07)  $ (0.12)  $ (0.05)  $ (0.10)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                    $ (2.43)    $  0.89   $  6.24   $  1.20   $  0.10   $  2.82
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $ 25.48     $ 27.91   $ 27.02   $ 20.78   $ 19.58   $ 19.48
==========================================================================================================================
Total return*                                                    2.41%      15.03%    30.44%     6.77%     0.73%    17.58%
Ratio of net expenses to average net assets                      1.26%**     1.43%     1.43%     1.38%     1.42%     1.50%
Ratio of net investment income (loss) to average net assets      0.41%**     0.20%     0.37%     0.61%     0.48%     0.33%
Portfolio turnover rate                                            93%**       61%       93%       87%       72%       89%
Net assets, end of period (in thousands)                      $23,899     $26,909   $27,461   $30,752   $48,605   $59,172
==========================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.

**  Annualized.

The accompanying notes are an integral part of these financial statements.

                     Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/15 31

-----------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                             Ended       Year      Year       Year       Year       Year
                                                             4/30/15     Ended     Ended      Ended      Ended      Ended
                                                             (unaudited) 10/31/14  10/31/13   10/31/12   10/31/11   10/31/10
-----------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                         $ 29.91     $ 28.74   $  22.13   $  20.87   $  20.75   $  17.70
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                              $  0.23     $  0.29   $   0.24   $   0.29   $   0.29   $   0.19
   Net realized and unrealized gain (loss) on investments       0.58        3.87       6.64       1.25       0.02       3.05
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations           $  0.81     $  4.16   $   6.88   $   1.54   $   0.31   $   3.24
-----------------------------------------------------------------------------------------------------------------------------
Distribution to shareowners:
   Net investment income                                     $ (0.21)    $ (0.19)  $  (0.27)  $  (0.28)  $  (0.19)  $  (0.19)
   Net realized gain                                           (3.09)      (2.80)        --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                                          $ (3.30)    $ (2.99)  $  (0.27)  $  (0.28)  $  (0.19)  $  (0.19)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $ (2.49)    $  1.17   $   6.61   $   1.26   $   0.12   $   3.05
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $ 27.42     $ 29.91   $  28.74   $  22.13   $  20.87   $  20.75
=============================================================================================================================
Total return*                                                   2.70%      15.89%     31.41%      7.46%      1.44%     18.46%
Ratio of net expenses to average net assets                     0.70%**     0.67%      0.68%      0.69%      0.73%      0.84%
Ratio of net investment income (loss) to average net assets     0.99%**     0.95%      1.14%      1.32%      1.18%      0.99%
Portfolio turnover rate                                           93%**       61%        93%        87%        72%        89%
Net assets, end of period (in thousands)                     $35,220     $83,545   $100,716   $173,315   $287,657   $344,695
=============================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.

**  Annualized.

The accompanying notes are an integral part of these financial statements.

32 Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/15

Notes to Financial Statements | 4/30/15 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Mid Cap Value Fund (the Fund) is a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.

During the period covered by this report, the Fund offered five classes of shares designated as Class A, Class C, Class K, Class R and Class Y shares. Class K shares commenced operations on March 2, 2015. The Fund ceased to offer Class B shares on November 10, 2014. Class B shares were converted to Class A shares as of the close of business on November 10, 2014. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

                     Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/15 33

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
    (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued at the mean between the last bid and asked prices. Shares of money market mutual funds are valued at such funds' net asset value. Cash may include overnight time deposits at approved financial institutions.

    Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times.

    Securities for which independent pricing services are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of Pioneer Investment Management, Inc.
    (PIM), the Fund's investment adviser, pursuant to the procedures adopted by the Fund's Board of Trustees. PIM's fair valuation team uses fair value methods approved by the Valuation Committee of the Board of Trustees. PIM's fair valuation team is responsible for monitoring developments that may impact fair valued securities and for discussing and assessing fair values on an ongoing basis, and at least quarterly, with the Valuation Committee of the Board of Trustees.

    Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund's securities may differ significantly from exchange prices and such differences could be material.

    At April 30, 2015, there were no securities that were valued using fair value methods (other than securities that were valued using prices supplied by independent pricing services or broker-dealers).

34 Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/15

B.  Investment Income and Transactions

    Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

C.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no provision for federal income taxes is required. As of October 31, 2014, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense in the Statement of Operations. Tax returns filed within the prior three years are subject to examination by Federal and State tax authorities.

    The amount and character of income and capital gain distributions to shareowners are determined in accordance with federal income tax rules, which may differ from U.S. generally accepted accounting principles. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.

    The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions during the year ended October 31, 2014 were as follows:

    ----------------------------------------------------------------------------
                                                                            2014
    ----------------------------------------------------------------------------
    Distributions paid from:
    Ordinary income                                                 $  4,566,938
    Long-term capital gain                                           113,458,986
    ----------------------------------------------------------------------------
       Total                                                        $118,025,924
    ============================================================================

                     Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/15 35

    The following shows the components of distributable earnings on a federal income tax basis at October 31, 2014:

    ----------------------------------------------------------------------------
                                                                            2014
    ----------------------------------------------------------------------------
    Undistributed ordinary income                                   $ 18,824,561
    Undistributed long term capital gain                             108,925,830
    Net unrealized appreciation                                      208,209,803
    ----------------------------------------------------------------------------
        Total                                                       $335,960,194
    ============================================================================

    The difference between book-basis and tax-basis net unrealized appreciation is attributable to the tax deferral of losses on wash sales and the tax-basis adjustments on Real Estate Investment Trust (REIT) holdings.

D.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned $36,947 in underwriting commissions on the sale of Class A shares during the six months ended April 30, 2015.

E.  Class Allocations

    Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class C, and Class R shares of the Fund, respectively (see Note 4). Class K and Class Y shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see
    Note 3).

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C, Class K, Class R and Class Y shares can reflect different transfer agent and distribution expense rates.

36 Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/15

F.  Risks

    At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries or sectors. The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Fund's principal risks.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.70% of the Fund's average daily net assets up to $500 million, 0.65% on the next $500 million, 0.625% on the next $3 billion and 0.60% on the excess over $4 billion. The basic fee (fee before performance adjustment) can increase or decrease by a maximum of 0.10% based on the investment performance of the Fund's Class A shares as compared to the Russell Midcap Value Index. The performance comparison is made for a rolling 36-month period. In addition, Pioneer contractually limits any positive adjustment of the Fund's management fee to 0.10% of the Fund's average daily net assets on an annual basis (i.e., to a maximum of 0.80% after the performance adjustment). For the six months ended April 30, 2015, the aggregate performance adjustment resulted in a decrease of $558,990 to the basic fee. For the six months ended April 30, 2015, the net management fee was equivalent to 0.57% of the Fund's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $47,375 in management fees, administrative costs and certain other reimbursements payable to PIM at April 30, 2015.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts.

                     Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/15 37

For the six months ended April 30, 2015, such out-of-pocket expenses by class of shares were as follows:

--------------------------------------------------------------------------------
Shareholder Communications:
--------------------------------------------------------------------------------
Class A                                                                 $255,352
Class B                                                                      830
Class C                                                                   57,543
Class R                                                                   13,954
Class Y                                                                   21,585
--------------------------------------------------------------------------------
   Total                                                                $349,264
================================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $121,418 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at April 30, 2015.

4. Distribution and Service Plans

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class C and Class R shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Pursuant to the Plan, the Fund further pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $17,454 in distribution fees payable to PFD at April 30, 2015.

The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class R and Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Redemptions of Class C shares within 12 months of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original

38 Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/15 purchase of those shares. There is no CDSC for Class R or Class Y shares. Proceeds from the CDSCs are paid to PFD. For the six months ended April 30, 2015, CDSCs in the amount of $2,044 were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS which may result in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended April 30, 2015, the Fund's expenses were not reduced under such arrangements.

6. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund's prospectus and the 1940 Act. The credit facility in effect during the six months ended April 30, 2015, was in the amount of $215 million. Under such facility, depending on the type of loan, interest on borrowings is payable at the London Interbank Offered Rate (LIBOR) plus 0.85% (0.90% prior to February 12, 2014) on an annualized basis, or the Alternate Base Rate, which is the greater of (a) the facility's administrative agent's daily announced prime rate on the borrowing date, (b) 2% plus the Federal Funds Rate on the borrowing date and (c) 2% plus the overnight Eurodollar rate on the borrowing date. The Funds pay an annual commitment fee to participate in the credit facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement. For the six months ended April 30, 2015, the Fund had no borrowings under the credit facility.

7. Change in Independent Registered Public Accounting Firm

The Board of Trustees of the Fund, with the approval and recommendation of the Audit Committee, appointed Deloitte & Touche LLP to serve as the Fund's independent registered public accounting firm. Deloitte & Touche LLP replaced Ernst & Young LLP, which resigned as the Fund's independent registered public accounting firm, effective upon completion of the audit of the Fund's financial statements for the fiscal year ended October 31, 2013.

During the periods that Ernst & Young LLP served as the Fund's independent registered public accounting firm, including the Fund's fiscal years ended October 31, 2013 and October 31, 2012, Ernst & Young LLP's reports on the financial statements of the Fund have not contained an adverse opinion or disclaimer of opinion and have not been qualified or modified as to uncertainty, audit scope or accounting principles. Further, there have been no

                     Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/15 39 disagreements with Ernst & Young LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of Ernst & Young LLP would have caused Ernst & Young LLP to make reference to the subject matter of the disagreement in connection with its report on the financial statements. In addition, there have been no reportable events of the kind described in Item 304 (a)(1)(v) of Regulation S-K under the Securities
Exchange Act of 1934.

8. Conversion of Class B Shares

As of the close of business on November 10, 2014 (the "Conversion Date"), all outstanding Class B shares of the Fund were converted to Class A shares.

9. Additional Information

PIM, the Trust's investment adviser, is currently an indirect, wholly-owned subsidiary of UniCredit. On April 23, 2015, UniCredit announced that it signed a preliminary and exclusive agreement with Banco Santander and affiliates of Warburg Pincus and General Atlantic (the "Private Equity Firms") with respect to Pioneer Investments ("Pioneer") and Santander Asset Management ("SAM") (the "Transaction").

Pursuant to the preliminary agreement, the Transaction will entail the establishment of a holding company, with the name Pioneer Investments, to be owned by UniCredit (50%) and the Private Equity Firms (50% between them). The holding company will control Pioneer's U.S. operations, including the Adviser. The holding company also will own 66.7% of Pioneer's and SAM's combined operations outside the U.S., while Banco Santander will own directly the remaining 33.3% stake. The completion of the Transaction is subject to the signing of a definitive agreement, as well as certain regulatory and corporate approvals, and other conditions.

Under the Investment Company Act of 1940, completion of the Transaction will cause the Trust's investment advisory agreement with the Adviser to terminate. In connection with the Transaction, the Trust's Board of Trustees will be asked to approve a new investment advisory agreement for the Trust. If approved by the Board, the Trust's new investment advisory agreement will be submitted to the shareholders of the Trust for their approval.

40 Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/15

Trustees, Officers and Service Providers

Trustees                                    Advisory Trustee
Thomas J. Perna, Chairman                   Lorraine H. Monchak*
David R. Bock
Benjamin M. Friedman                        Officers
Margaret B.W. Graham                        Lisa M. Jones, President and Chief
Marguerite A. Piret                           Executive Officer
Fred J. Ricciardi                           Mark E. Bradley, Treasurer and
Kenneth J. Taubes                             Chief Financial Officer
                                            Christopher J. Kelley, Secretary and
                                              Chief Legal Officer

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian and Sub-Administrator
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Morgan, Lewis & Bockius LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at us.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at www.sec.gov.

* Ms. Monchak is a non-voting Advisory Trustee.

                     Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/15 41

                           This page for your notes.

42 Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/15

                           This page for your notes.

                     Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/15 43

                           This page for your notes.

44 Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/15

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site: us.pioneerinvestments.com

This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[LOGO] PIONEER
       Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109
us.pioneerinvestments.com

Securities offered through Pioneer Funds Distributor, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
(C) 2015 Pioneer Investments 19385-09-0615

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 12(a)(1), a copy of its code of ethics that applies to the registrant's principal executive officer,principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Not applicable.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Not applicable.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Not applicable.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Not applicable.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the period ended April 30, 2015, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

Not applicable.

(h) Disclose whether the registrants audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant's portfolio ("Portfolio Manager"). Also state each Portfolio Manager's business experience during the past 5 years.


Not applicable to open-end management investment companies.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable to open-end management investment companies.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occured during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below:

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Mid Cap Value Fund


By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President & Chief Executive Officer

Date June 26, 2015


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President & Chief Executive Officer

Date June 26, 2015


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer & Chief Accounting & Financial Officer

Date June 26, 2015

* Print the name and title of each signing officer under his or her signature.